Investment Strategy - Yorkville America Anti-Debasement Index ETF	Oct. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in the assets that comprise the MarketVector™ Anti-Debasement Index (the "Underlying Index"). The Fund employs a passive investment strategy designed to track, before fees and expenses, the performance of the Underlying Index. Unlike an actively managed fund, the Adviser does not seek to outperform the Underlying Index or take defensive positions during periods of market volatility. Instead, the Fund seeks to replicate the investment performance of the Underlying Index as closely as practicable.
Information Regarding the Underlying Index

The Underlying Index is designed to track the performance of three exchange-traded products ("ETPs"): iShares Bitcoin Trust ETF ("IBIT"), SPDR® Gold Shares ("GLD"), and iShares Silver Trust ("SLV"), which are designed to provide exposure to Bitcoin, gold and silver, respectively. The Underlying Index is based on the premise that these asset classes may exhibit diversification characteristics when combined in a single portfolio.

The Underlying Index utilizes an inverse volatility weighting methodology to determine the relative weighting of the three index constituents: IBIT, GLD, and SLV. Under this approach, each constituent's target weight is generally based on the inverse of its historical price volatility, such that constituents with lower historical volatility receive relatively higher target weights and constituents with higher historical volatility receive relatively lower target weights. Historical annualized volatility is generally measured using each constituent's daily returns over the preceding 90-calendar-day period. The Underlying Index rebalances its portfolio on a quarterly basis in March, June, September and December to reflect the updated inverse volatility weightings. The three Underlying Index constituents - IBIT, GLD, and SLV - will not change upon rebalancing, only the weighting to each will change. The Index methodology is intended to provide a systematic, rules-based approach to portfolio construction and periodic rebalancing.

The MarketVector™ Anti-Debasement Index is sponsored by MarketVector (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund, and Yorkville America Equities, LLC, the investment adviser for the Fund (the "Adviser") and Columbus Macro, LLC and Tidal Investments, LLC, the sub-advisers for the Fund. The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the MarketVector™ Anti-Debasement Index. Neither the Adviser nor its affiliates have any ability to select MarketVector™ Anti-Debasement Index components or change the MarketVector™ Anti-Debasement Index methodology.

Implementation of the Fund's Investment Process

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the components of the Underlying Index - IBIT, GLD and SLV. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.

The Fund generally employs a replication strategy, meaning that it will invest in substantially all of the investments comprising the Underlying Index in approximately the same weightings as the Underlying Index. However, under certain circumstances, including when investments become temporarily unavailable, are difficult to purchase, or when the Adviser believes doing so will improve the Fund's ability to track the Underlying Index, the Fund may utilize representative sampling. Representative sampling is an indexing strategy that involves investing in a representative sample of investments that collectively have investment characteristics similar to those of the Underlying Index.

The Fund primarily invests in the three constituents of the Underlying Index: IBIT, GLD, and SLV. To obtain exposure to IBIT, GLD and SLV, the Fund may invest directly in or through the Anti-Debasement Index Subsidiary (as defined below), and enter into swap agreements referencing IBIT, GLD, SLV, Bitcoin, gold, and solver or investments related to each that provide the same or substantially similar exposure. Because the Underlying Index consists of only three components, the Fund may utilize a combination of direct investments in IBIT, GLD, and SLV, other ETPs that provide the same exposure to the assets held by IBIT, GLD, and SLV, and derivative instruments in order to closely track the performance of the Underlying Index while complying with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. The Fund's holdings will include cash or cash-equivalent positions, short-term U.S. Government securities, or other collateral or liquidity instruments to support the implementation of derivative positions and to facilitate portfolio management, cash management, or the creation and redemption process.

IBIT, GLD, and SLV are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by IBIT, GLD, and SLV pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41914 for IBIT, 001-32356 for GLD, and 001-32863 for SLV through the Securities and Exchange Commission’s website at www.sec.gov.
In addition, information regarding IBIT, GLD, and SLV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IBIT, GLD, and SLV from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding IBIT, GLD, and SLV is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IBIT, GLD, and SLV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning IBIT, GLD, and SLV could affect the value of the Fund’s investments with respect to IBIT, GLD, and SLV and therefore the value of the Fund.

The Fund also may enter into reverse repurchase agreements as a source of financing and to obtain additional cash for investment purposes, including to facilitate investments in ETPs and derivative instruments, consistent with the requirements of the Investment Company Act of 1940, as amended.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, and is expected to concentrate its investments in one or more industries to the same extent as the Underlying Index from time to time concentrates its investments.

The Fund’s Portfolio Composition
The Fund seeks to gain exposure to the constituents of the Underlying Index through a combination of direct investments in IBIT, GLD and SLV, investments in other ETPs, derivative instruments, and investments in a subsidiary organized in the Cayman Islands, the YA Columbus Macro Anti-Debasement Index (Cayman) Portfolio S.P. (the “Anti-Debasement Index Subsidiary”). The Anti-Debasement Index Subsidiary is wholly-owned and controlled by the Fund. The Anti-Debasement Index Subsidiary may invest directly in IBIT, GLD and SLV, and in derivative instruments that reference the Underlying Index constituents or the assets held by the Underlying Index constituents, including swap agreements, and other investments consistent with the Fund's investment objective and strategies.

Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the Anti-Debasement Index Subsidiary. The Anti-Debasement Index Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Subsidiary for purposes of determining compliance with the requirements of the Investment Company Act of 1940 (the “1940 Act”), including Section 8 (fundamental investment limitations) and Section 18 (capital structure and leverage). The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and will structure its investments in the Subsidiary accordingly.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the components of the Underlying Index - IBIT, GLD and SLV. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.